Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Allowance for Doubtful Accounts [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 58.6	$ 46.3		$ 49.7
Additions Charged (Credited) to Expense		12.4	19.1		(0.6)
Deductions / Other Additions to Reserve		(9.0)	(8.3)	[1]	(2.3)
Effects of Foreign Currency		(1.9)	1.5		(0.5)
Balance at End of Period		60.1	58.6		46.3
Deferred Tax Asset Valuation Allowances [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		527.3	529.6		368.4
Additions Charged (Credited) to Expense		(2.6)	(2.0)		(3.9)
Deductions / Other Additions to Reserve	[2]	(61.5)	(3.1)		165.8
Effects of Foreign Currency		(3.1)	2.8		(0.7)
Balance at End of Period		$ 460.1	$ 527.3		$ 529.6

[1]	Includes the $2.1 cumulative-effect adjustment related to the adoption of ASU 2016-13, Financial Instruments – Credit Losses (Topic 326).
[2]	Primarily relate to amounts generated by tax rate changes or current year activity which have offsetting changes to the associated attribute and therefore there is no resulting impact on tax expense in the consolidated financial statements.